Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Mutual Funds
Entity Central Index Key	0000811869
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000002053
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Fund
Class Name	A
Trading Symbol	TAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.91%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[1]
AssetsNet	$ 3,444,381,628
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 8,892,823
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,444,381,628	1,121	22%	$8,892,823

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Common Stock	45.8%
Registered Investment Companies	36.1%
Short-Term InvestmentsFootnote Reference*	12.9%
Private Equity Funds	2.5%
Mortgage-Backed Securities	1.4%
U.S. Government & Agencies	1.3%
Commercial Mortgage-Backed Securities	0.1%
Other Assets & Liabilities	(0.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	8.2%
Thrivent International Equity Fund, Class S	6.6%
Thrivent Large Cap Value Fund, Class S	4.8%
Thrivent Core International Equity Fund	3.9%
Thrivent Mid Cap Stock Fund, Class S	2.9%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Emerging Markets Equity Fund	2.3%
Thrivent Small Cap Stock Fund, Class S	2.0%
Thrivent Mid Cap Value ETF	1.8%
NVIDIA Corporation	1.8%

C000002054
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Fund
Class Name	S
Trading Symbol	TAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$38	0.73%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[2]
AssetsNet	$ 3,444,381,628
Holdings Count | Holding	1,121
Advisory Fees Paid, Amount	$ 8,892,823
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,444,381,628	1,121	22%	$8,892,823

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Common Stock	45.8%
Registered Investment Companies	36.1%
Short-Term InvestmentsFootnote Reference*	12.9%
Private Equity Funds	2.5%
Mortgage-Backed Securities	1.4%
U.S. Government & Agencies	1.3%
Commercial Mortgage-Backed Securities	0.1%
Other Assets & Liabilities	(0.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	8.2%
Thrivent International Equity Fund, Class S	6.6%
Thrivent Large Cap Value Fund, Class S	4.8%
Thrivent Core International Equity Fund	3.9%
Thrivent Mid Cap Stock Fund, Class S	2.9%
Thrivent Global Stock Fund, Class S	2.4%
Thrivent Core Emerging Markets Equity Fund	2.3%
Thrivent Small Cap Stock Fund, Class S	2.0%
Thrivent Mid Cap Value ETF	1.8%
NVIDIA Corporation	1.8%

C000002055
Shareholder Report [Line Items]
Fund Name	Thrivent Dynamic Allocation Fund
Class Name	A
Trading Symbol	AABFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$49	0.97%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[3]
AssetsNet	$ 456,662,677
Holdings Count | Holding	977
Advisory Fees Paid, Amount	$ 1,218,488
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$456,662,677	977	48%	$1,218,488

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	32.4%
Common Stock	30.4%
Registered Investments Companies	25.6%
Short-Term Investments	10.8%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	26.0%
Mortgage-Backed Securities	13.6%
Information Technology	9.6%
Collateralized Mortgage Obligations	6.7%
Financials	5.9%
U.S. Government & Agencies	5.1%
Asset-Backed Securities	4.3%
Industrials	3.9%
Consumer Discretionary	3.4%
Communications Services	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core International Equity Fund	8.1%
Thrivent Core Investment Grade Corporate Bond Fund	7.2%
Thrivent Core High Yield Bond Fund	5.5%
Thrivent Core Emerging Markets Debt Fund	5.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.9%
NVIDIA Corporation	1.6%
Microsoft Corporation	1.3%
Amazon.com, Inc.	1.3%
Apple, Inc.	1.0%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.0%

C000002056
Shareholder Report [Line Items]
Fund Name	Thrivent Dynamic Allocation Fund
Class Name	S
Trading Symbol	IBBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.73%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[4]
AssetsNet	$ 456,662,677
Holdings Count | Holding	977
Advisory Fees Paid, Amount	$ 1,218,488
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$456,662,677	977	48%	$1,218,488

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Long-Term Fixed Income	32.4%
Common Stock	30.4%
Registered Investments Companies	25.6%
Short-Term Investments	10.8%
Preferred Stock	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
U.S. Affiliated Registered Investment Companies	26.0%
Mortgage-Backed Securities	13.6%
Information Technology	9.6%
Collateralized Mortgage Obligations	6.7%
Financials	5.9%
U.S. Government & Agencies	5.1%
Asset-Backed Securities	4.3%
Industrials	3.9%
Consumer Discretionary	3.4%
Communications Services	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core International Equity Fund	8.1%
Thrivent Core Investment Grade Corporate Bond Fund	7.2%
Thrivent Core High Yield Bond Fund	5.5%
Thrivent Core Emerging Markets Debt Fund	5.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.9%
NVIDIA Corporation	1.6%
Microsoft Corporation	1.3%
Amazon.com, Inc.	1.3%
Apple, Inc.	1.0%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	1.0%

C000003642
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Fund
Class Name	A
Trading Symbol	AALGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$47	0.92%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[5]
AssetsNet	$ 2,448,715,769
Holdings Count | Holding	1,269
Advisory Fees Paid, Amount	$ 6,317,473
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,448,715,769	1,269	25%	$6,317,473

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	79.5%
Short-Term Investments	15.5%
Registered Investments Companies	5.0%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	16.0%
Financials	15.0%
Industrials	12.7%
Health Care	7.6%
Consumer Discretionary	6.7%
Communications Services	6.1%
U.S. Affiliated Registered Investment Companies	4.1%
Energy	4.0%
Consumer Staples	3.2%
Materials	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Emerging Markets Equity Fund	3.6%
NVIDIA Corporation	2.3%
Amazon.com, Inc.	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class C	1.5%
Apple, Inc.	1.3%
Meta Platforms, Inc.	1.2%
Alphabet, Inc., Class A	1.1%
Broadcom, Inc.	1.1%
ASML Holding NV	0.9%

C000003644
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Fund
Class Name	S
Trading Symbol	IILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Global Stock Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$32	0.62%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[6]
AssetsNet	$ 2,448,715,769
Holdings Count | Holding	1,269
Advisory Fees Paid, Amount	$ 6,317,473
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,448,715,769	1,269	25%	$6,317,473

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	79.5%
Short-Term Investments	15.5%
Registered Investments Companies	5.0%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	16.0%
Financials	15.0%
Industrials	12.7%
Health Care	7.6%
Consumer Discretionary	6.7%
Communications Services	6.1%
U.S. Affiliated Registered Investment Companies	4.1%
Energy	4.0%
Consumer Staples	3.2%
Materials	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Core Emerging Markets Equity Fund	3.6%
NVIDIA Corporation	2.3%
Amazon.com, Inc.	2.1%
Microsoft Corporation	2.0%
Alphabet, Inc., Class C	1.5%
Apple, Inc.	1.3%
Meta Platforms, Inc.	1.2%
Alphabet, Inc., Class A	1.1%
Broadcom, Inc.	1.1%
ASML Holding NV	0.9%

C000088463
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Fund
Class Name	A
Trading Symbol	TBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[7]
AssetsNet	$ 45,435,094
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 89,855
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
U.S. Treasury Notes	16.7%
U.S. Treasury Notes	14.2%
U.S. Treasury Notes	11.7%
U.S. Treasury Notes	5.5%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	3.2%
Federal Home Loan Mortgage Corporation - REMIC	1.7%
U.S. Treasury Bonds	1.5%
Federal National Mortgage Association Conventional 40-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Table Summary
U.S. Government & Agencies	57.1%
Mortgage-Backed Securities	19.3%
Collateralized Mortgage Obligations	14.0%
Commercial Mortgage-Backed Securities	4.7%
Asset-Backed Securities	4.4%
Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.7
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	53.3
AAA	0.4
U.S. Gov't Guaranteed	43.6
Table Summary
Value	Value
Long-Term Fixed Income	96.9%
Short-Term Investments	3.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000088464
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Fund
Class Name	S
Trading Symbol	TBFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Government Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[8]
AssetsNet	$ 45,435,094
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 89,855
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
U.S. Treasury Notes	16.7%
U.S. Treasury Notes	14.2%
U.S. Treasury Notes	11.7%
U.S. Treasury Notes	5.5%
U.S. Treasury Bonds	3.5%
U.S. Treasury Notes	3.2%
Federal Home Loan Mortgage Corporation - REMIC	1.7%
U.S. Treasury Bonds	1.5%
Federal National Mortgage Association Conventional 40-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.3%
Table Summary
U.S. Government & Agencies	57.1%
Mortgage-Backed Securities	19.3%
Collateralized Mortgage Obligations	14.0%
Commercial Mortgage-Backed Securities	4.7%
Asset-Backed Securities	4.4%
Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.7
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	53.3
AAA	0.4
U.S. Gov't Guaranteed	43.6
Table Summary
Value	Value
Long-Term Fixed Income	96.9%
Short-Term Investments	3.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000003614
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Fund
Class Name	A
Trading Symbol	LBHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[9]
AssetsNet	$ 815,594,265
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 1,449,555
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
iShares Broad USD High Yield Corporate Bond ETF	1.0%
Venture Global LNG, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.5%
Cloud Software Group, Inc.	0.5%
Vistra Corporation	0.5%
TerraForm Power Operating, LLC	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
1261229 B.C., Ltd.	0.5%
Tenet Healthcare Corporation	0.4%
Marriott Ownership Resorts, Inc.	0.4%
Table Summary
Consumer Cyclical	16.6%
Communications Services	13.1%
Financials	12.4%
Consumer Non-Cyclical	11.2%
Energy	11.0%
Capital Goods	10.3%
Technology	8.6%
Basic Materials	5.4%
Utilities	3.4%
Transportation	1.9%
Table Summary
Value	Value
ETFs/Closed-End Funds	1.1
Non-Rated	0.3
D	0.0
C	0.0
CA	0.1
CAA	8.9
B	47.3
BA	39.9
BAA	2.3
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0
Table Summary
Value	Value
Long-Term Fixed Income	91.7%
Short-Term Investments	4.7%
Bank Loans	2.3%
Registered Investments Companies	1.1%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000003616
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Fund
Class Name	S
Trading Symbol	LBHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent High Yield Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[10]
AssetsNet	$ 815,594,265
Holdings Count | Holding	676
Advisory Fees Paid, Amount	$ 1,449,555
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
iShares Broad USD High Yield Corporate Bond ETF	1.0%
Venture Global LNG, Inc.	0.6%
DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.5%
Cloud Software Group, Inc.	0.5%
Vistra Corporation	0.5%
TerraForm Power Operating, LLC	0.5%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.5%
1261229 B.C., Ltd.	0.5%
Tenet Healthcare Corporation	0.4%
Marriott Ownership Resorts, Inc.	0.4%
Table Summary
Consumer Cyclical	16.6%
Communications Services	13.1%
Financials	12.4%
Consumer Non-Cyclical	11.2%
Energy	11.0%
Capital Goods	10.3%
Technology	8.6%
Basic Materials	5.4%
Utilities	3.4%
Transportation	1.9%
Table Summary
Value	Value
ETFs/Closed-End Funds	1.1
Non-Rated	0.3
D	0.0
C	0.0
CA	0.1
CAA	8.9
B	47.3
BA	39.9
BAA	2.3
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0
Table Summary
Value	Value
Long-Term Fixed Income	91.7%
Short-Term Investments	4.7%
Bank Loans	2.3%
Registered Investments Companies	1.1%
Preferred Stock	0.2%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000198645
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Municipal Bond Fund
Class Name	S
Trading Symbol	THMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent High Yield Municipal Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[11]
AssetsNet	$ 56,796,235
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 131,468
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
Health Care	22.6%
Education	21.8%
Housing	18.1%
Transportation	10.0%
Industrial Revenue	9.7%
Tax Revenue	7.7%
Utilities	6.1%
Local/State Government	3.4%
Miscellaneous	1.8%
Tobacco Settlement	0.4%

C000003634
Shareholder Report [Line Items]
Fund Name	Thrivent Income Fund
Class Name	A
Trading Symbol	LUBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[12]
AssetsNet	$ 1,290,442,879
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 2,106,678
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
U.S. Treasury Notes	1.0%
Sprint Capital Corporation	0.6%
U.S. Treasury Bonds	0.6%
U.S. Treasury Notes	0.6%
U.S. Treasury Bonds	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%
Angel Oak Mortgage Trust	0.4%
Bank of America Corporation	0.4%
Table Summary
Financials	35.7%
Utilities	9.8%
Consumer Non-Cyclical	9.7%
Technology	8.6%
Communications Services	5.7%
Energy	5.6%
Capital Goods	5.4%
Consumer Cyclical	5.3%
U.S. Government & Agencies	3.9%
Collateralized Mortgage Obligations	3.1%
Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.0
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.0
BA	7.0
BAA	54.6
A	25.5
AA	4.3
AAA	0.9
U.S. Gov't Guaranteed	4.8
Table Summary
Value	Value
Long-Term Fixed Income	98.7%
Short-Term Investments	1.0%
Preferred Stock	0.3%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000003636
Shareholder Report [Line Items]
Fund Name	Thrivent Income Fund
Class Name	S
Trading Symbol	LBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Income Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[13]
AssetsNet	$ 1,290,442,879
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 2,106,678
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
U.S. Treasury Notes	1.0%
Sprint Capital Corporation	0.6%
U.S. Treasury Bonds	0.6%
U.S. Treasury Notes	0.6%
U.S. Treasury Bonds	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%
Angel Oak Mortgage Trust	0.4%
Bank of America Corporation	0.4%
Table Summary
Financials	35.7%
Utilities	9.8%
Consumer Non-Cyclical	9.7%
Technology	8.6%
Communications Services	5.7%
Energy	5.6%
Capital Goods	5.4%
Consumer Cyclical	5.3%
U.S. Government & Agencies	3.9%
Collateralized Mortgage Obligations	3.1%
Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.0
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	1.0
BA	7.0
BAA	54.6
A	25.5
AA	4.3
AAA	0.9
U.S. Gov't Guaranteed	4.8
Table Summary
Value	Value
Long-Term Fixed Income	98.7%
Short-Term Investments	1.0%
Preferred Stock	0.3%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000058555
Shareholder Report [Line Items]
Fund Name	Thrivent International Equity Fund
Class Name	A
Trading Symbol	TWAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[14]
AssetsNet	$ 1,078,876,084
Holdings Count | Holding	1,348
Advisory Fees Paid, Amount	$ 3,309,639
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
Taiwan Semiconductor Manufacturing Company, Ltd.	4.5%
Samsung Electronics Company, Ltd.	2.0%
ASML Holding NV	1.4%
SK Hynix, Inc.	1.4%
Novartis AG	1.1%
Tencent Holdings, Ltd.	1.0%
ABB, Ltd.	1.0%
Shell plc	0.9%
Allianz SE	0.9%
BHP Group, Ltd.	0.9%
Table Summary
Financials	24.1%
Information Technology	17.1%
Industrials	14.6%
Materials	7.9%
Energy	6.1%
Health Care	6.0%
Consumer Discretionary	5.7%
Communications Services	4.0%
Consumer Staples	3.4%
Utilities	2.8%
Table Summary
Japan	13.9%
Canada	7.9%
United Kingdom	7.7%
Taiwan	7.6%
South Korea	5.7%
Switzerland	4.7%
Australia	4.3%
France	4.1%
Netherlands	4.1%
China	3.7%
Other Countries	30.0%
Table Summary
Value	Value
Common Stock	93.9%
Short-Term Investments	5.3%
Preferred Stock	0.8%

C000058556
Shareholder Report [Line Items]
Fund Name	Thrivent International Equity Fund
Class Name	S
Trading Symbol	TWAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Equity Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[15]
AssetsNet	$ 1,078,876,084
Holdings Count | Holding	1,348
Advisory Fees Paid, Amount	$ 3,309,639
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
Taiwan Semiconductor Manufacturing Company, Ltd.	4.5%
Samsung Electronics Company, Ltd.	2.0%
ASML Holding NV	1.4%
SK Hynix, Inc.	1.4%
Novartis AG	1.1%
Tencent Holdings, Ltd.	1.0%
ABB, Ltd.	1.0%
Shell plc	0.9%
Allianz SE	0.9%
BHP Group, Ltd.	0.9%
Table Summary
Financials	24.1%
Information Technology	17.1%
Industrials	14.6%
Materials	7.9%
Energy	6.1%
Health Care	6.0%
Consumer Discretionary	5.7%
Communications Services	4.0%
Consumer Staples	3.4%
Utilities	2.8%
Table Summary
Japan	13.9%
Canada	7.9%
United Kingdom	7.7%
Taiwan	7.6%
South Korea	5.7%
Switzerland	4.7%
Australia	4.3%
France	4.1%
Netherlands	4.1%
China	3.7%
Other Countries	30.0%
Table Summary
Value	Value
Common Stock	93.9%
Short-Term Investments	5.3%
Preferred Stock	0.8%

C000003637
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Fund
Class Name	A
Trading Symbol	AAAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$48	0.98%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[16]
AssetsNet	$ 4,361,291,601
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 12,809,872
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,361,291,601	44	23%	$12,809,872

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.8%
Registered Investments Companies	0.7%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	42.0%
Communications Services	16.4%
Consumer Discretionary	13.2%
Industrials	10.5%
Financials	6.8%
Health Care	5.7%
Consumer Staples	1.8%
Utilities	0.7%
U.S. Unaffiliated Registered Investment Companies	0.7%
Energy	0.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	10.9%
Amazon.com, Inc.	8.0%
Microsoft Corporation	6.1%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.3%
Broadcom, Inc.	5.1%
Alphabet, Inc., Class C	4.6%
Meta Platforms, Inc.	4.1%
Tesla, Inc.	2.8%
Advanced Micro Devices, Inc.	2.5%

C000003639
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Fund
Class Name	S
Trading Symbol	THLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$37	0.74%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[17]
AssetsNet	$ 4,361,291,601
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 12,809,872
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,361,291,601	44	23%	$12,809,872

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.8%
Registered Investments Companies	0.7%

Major Market Sectors (% of Net Assets)

Table Summary
Information Technology	42.0%
Communications Services	16.4%
Consumer Discretionary	13.2%
Industrials	10.5%
Financials	6.8%
Health Care	5.7%
Consumer Staples	1.8%
Utilities	0.7%
U.S. Unaffiliated Registered Investment Companies	0.7%
Energy	0.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
NVIDIA Corporation	10.9%
Amazon.com, Inc.	8.0%
Microsoft Corporation	6.1%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.3%
Broadcom, Inc.	5.1%
Alphabet, Inc., Class C	4.6%
Meta Platforms, Inc.	4.1%
Tesla, Inc.	2.8%
Advanced Micro Devices, Inc.	2.5%

C000003645
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Fund
Class Name	A
Trading Symbol	AAUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$43	0.82%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[18]
AssetsNet	$ 3,532,248,025
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,280,532
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,532,248,025	81	15%	$7,280,532

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	96.7%
Short-Term Investments	3.3%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	17.5%
Information Technology	14.7%
Industrials	12.3%
Health Care	11.7%
Energy	8.8%
Consumer Discretionary	6.8%
Communications Services	6.6%
Utilities	6.3%
Materials	4.4%
Consumer Staples	4.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Samsung Electronics Company, Ltd.	3.2%
Microsoft Corporation	3.1%
Exxon Mobil Corporation	2.9%
Wells Fargo & Company	2.6%
Bank of America Corporation	2.5%
Alphabet, Inc., Class C	2.3%
Cisco Systems, Inc.	2.2%
Qualcomm, Inc.	2.1%
Merck & Company, Inc.	2.1%
Amazon.com, Inc.	2.1%

C000003647
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Fund
Class Name	S
Trading Symbol	TLVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$30	0.57%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[19]
AssetsNet	$ 3,532,248,025
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 7,280,532
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,532,248,025	81	15%	$7,280,532

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	96.7%
Short-Term Investments	3.3%

Major Market Sectors (% of Net Assets)

Table Summary
Financials	17.5%
Information Technology	14.7%
Industrials	12.3%
Health Care	11.7%
Energy	8.8%
Consumer Discretionary	6.8%
Communications Services	6.6%
Utilities	6.3%
Materials	4.4%
Consumer Staples	4.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Samsung Electronics Company, Ltd.	3.2%
Microsoft Corporation	3.1%
Exxon Mobil Corporation	2.9%
Wells Fargo & Company	2.6%
Bank of America Corporation	2.5%
Alphabet, Inc., Class C	2.3%
Cisco Systems, Inc.	2.2%
Qualcomm, Inc.	2.1%
Merck & Company, Inc.	2.1%
Amazon.com, Inc.	2.1%

C000217755
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Growth Fund
Class Name	S
Trading Symbol	TMCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$45	0.90%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[20]
AssetsNet	$ 32,430,632
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 123,315
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$32,430,632	75	47%	$123,315

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	96.2%
Registered Investments Companies	2.2%
Short-Term Investments	1.6%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	26.6%
Information Technology	24.5%
Consumer Discretionary	15.0%
Health Care	12.2%
Financials	7.3%
Consumer Staples	3.1%
U.S. Unaffiliated Registered Investment Companies	2.2%
Energy	2.0%
Utilities	1.5%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Monolithic Power Systems, Inc.	4.2%
Vertiv Holdings Company	2.7%
IDEXX Laboratories, Inc.	2.3%
Hilton Worldwide Holdings, Inc.	2.3%
Howmet Aerospace, Inc.	2.3%
Quanta Services, Inc.	2.2%
EMCOR Group, Inc.	2.2%
Amphenol Corporation	1.8%
Casey's General Stores, Inc.	1.8%
Arista Networks, Inc.	1.7%

C000003596
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Fund
Class Name	A
Trading Symbol	AASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$52	0.98%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[21]
AssetsNet	$ 3,008,604,514
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 9,086,546
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,008,604,514	67	34%	$9,086,546

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.2%
Short-Term Investments	1.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	24.4%
Information Technology	16.4%
Financials	13.5%
Consumer Discretionary	10.6%
Health Care	10.0%
Materials	5.3%
Real Estate	4.7%
Energy	4.6%
Utilities	4.2%
Consumer Staples	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Steel Dynamics, Inc.	3.2%
Nokia Oyj ADR	2.8%
Onto Innovation, Inc.	2.5%
First Industrial Realty Trust, Inc.	2.4%
Monolithic Power Systems, Inc.	2.3%
M&T Bank Corporation	2.2%
Howmet Aerospace, Inc.	2.2%
Arch Capital Group, Ltd.	2.1%
Quanta Services, Inc.	2.1%
Devon Energy Corporation	1.9%

C000003598
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Fund
Class Name	S
Trading Symbol	TMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$40	0.76%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[22]
AssetsNet	$ 3,008,604,514
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 9,086,546
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,008,604,514	67	34%	$9,086,546

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	98.2%
Short-Term Investments	1.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	24.4%
Information Technology	16.4%
Financials	13.5%
Consumer Discretionary	10.6%
Health Care	10.0%
Materials	5.3%
Real Estate	4.7%
Energy	4.6%
Utilities	4.2%
Consumer Staples	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Steel Dynamics, Inc.	3.2%
Nokia Oyj ADR	2.8%
Onto Innovation, Inc.	2.5%
First Industrial Realty Trust, Inc.	2.4%
Monolithic Power Systems, Inc.	2.3%
M&T Bank Corporation	2.2%
Howmet Aerospace, Inc.	2.2%
Arch Capital Group, Ltd.	2.1%
Quanta Services, Inc.	2.1%
Devon Energy Corporation	1.9%

C000003599
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Fund
Class Name	A
Trading Symbol	THMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$38	0.76%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[23]
AssetsNet	$ 4,366,134,331
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 8,655,787
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,366,134,331	1,274	25%	$8,655,787

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	47.4%
Common Stock	25.4%
Short-Term InvestmentsFootnote Reference*	12.8%
U.S. Government & Agencies	5.9%
Mortgage-Backed Securities	5.1%
Private Equity Funds	2.0%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.3%
Corporate Bonds
Other Assets & Liabilities	(0.7%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	11.3%
Thrivent Large Cap Value Fund, Class S	10.6%
Thrivent International Equity Fund, Class S	4.7%
Thrivent Core Investment Grade Corporate Bond Fund	3.4%
Thrivent Income Fund, Class S	2.9%
Thrivent Global Stock Fund, Class S	2.6%
Thrivent Mid Cap Stock Fund, Class S	2.4%
Thrivent Core High Yield Bond Fund	2.0%
Thrivent Short-Term Bond Fund, Class S	1.7%
Thrivent Core Emerging Markets Debt Fund	1.4%

C000003600
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Fund
Class Name	S
Trading Symbol	TMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$27	0.53%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[24]
AssetsNet	$ 4,366,134,331
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 8,655,787
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$4,366,134,331	1,274	25%	$8,655,787

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	47.4%
Common Stock	25.4%
Short-Term InvestmentsFootnote Reference*	12.8%
U.S. Government & Agencies	5.9%
Mortgage-Backed Securities	5.1%
Private Equity Funds	2.0%
Collateralized Mortgage Obligations	1.5%
Commercial Mortgage-Backed Securities	0.3%
Asset-Backed Securities	0.3%
Corporate Bonds
Other Assets & Liabilities	(0.7%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	11.3%
Thrivent Large Cap Value Fund, Class S	10.6%
Thrivent International Equity Fund, Class S	4.7%
Thrivent Core Investment Grade Corporate Bond Fund	3.4%
Thrivent Income Fund, Class S	2.9%
Thrivent Global Stock Fund, Class S	2.6%
Thrivent Mid Cap Stock Fund, Class S	2.4%
Thrivent Core High Yield Bond Fund	2.0%
Thrivent Short-Term Bond Fund, Class S	1.7%
Thrivent Core Emerging Markets Debt Fund	1.4%

C000003601
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Fund
Class Name	A
Trading Symbol	TMAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$39	0.77%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[25]
AssetsNet	$ 5,633,692,532
Holdings Count | Holding	1,271
Advisory Fees Paid, Amount	$ 11,453,297
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,633,692,532	1,271	18%	$11,453,297

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	51.2%
Common Stock	28.9%
Short-Term InvestmentsFootnote Reference*	12.5%
U.S. Government & Agencies	2.6%
Mortgage-Backed Securities	2.3%
Private Equity Funds	1.9%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.2%
Asset-Backed Securities	0.1%
Corporate Bonds
Other Assets & Liabilities	(0.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	11.1%
Thrivent Large Cap Value Fund, Class S	9.7%
Thrivent International Equity Fund, Class S	7.3%
Thrivent Global Stock Fund, Class S	5.2%
Thrivent Mid Cap Stock Fund, Class S	3.8%
Thrivent Core International Equity Fund	3.3%
Thrivent Core Emerging Markets Equity Fund	2.0%
Thrivent Small Cap Stock Fund, Class S	1.6%
Thrivent Core Investment Grade Corporate Bond Fund	1.5%
Thrivent Income Fund, Class S	1.3%

C000003602
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Fund
Class Name	S
Trading Symbol	TMAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.55%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[26]
AssetsNet	$ 5,633,692,532
Holdings Count | Holding	1,271
Advisory Fees Paid, Amount	$ 11,453,297
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,633,692,532	1,271	18%	$11,453,297

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	51.2%
Common Stock	28.9%
Short-Term InvestmentsFootnote Reference*	12.5%
U.S. Government & Agencies	2.6%
Mortgage-Backed Securities	2.3%
Private Equity Funds	1.9%
Collateralized Mortgage Obligations	0.6%
Commercial Mortgage-Backed Securities	0.2%
Asset-Backed Securities	0.1%
Corporate Bonds
Other Assets & Liabilities	(0.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Growth Fund, Class S	11.1%
Thrivent Large Cap Value Fund, Class S	9.7%
Thrivent International Equity Fund, Class S	7.3%
Thrivent Global Stock Fund, Class S	5.2%
Thrivent Mid Cap Stock Fund, Class S	3.8%
Thrivent Core International Equity Fund	3.3%
Thrivent Core Emerging Markets Equity Fund	2.0%
Thrivent Small Cap Stock Fund, Class S	1.6%
Thrivent Core Investment Grade Corporate Bond Fund	1.5%
Thrivent Income Fund, Class S	1.3%

C000003603
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Fund
Class Name	A
Trading Symbol	TCAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$40	0.80%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[27]
AssetsNet	$ 1,213,326,884
Holdings Count | Holding	1,269
Advisory Fees Paid, Amount	$ 2,513,476
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,213,326,884	1,269	25%	$2,513,476

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	50.8%
Common Stock	12.8%
Short-Term InvestmentsFootnote Reference*	12.2%
U.S. Government & Agencies	10.8%
Mortgage-Backed Securities	9.4%
Collateralized Mortgage Obligations	2.7%
Private Equity Funds	1.3%
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.6%
Corporate Bonds
Other Assets & Liabilities	(1.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Fund, Class S	12.0%
Thrivent Large Cap Growth Fund, Class S	7.2%
Thrivent Core Investment Grade Corporate Bond Fund	6.2%
Thrivent Income Fund, Class S	5.4%
Thrivent Core High Yield Bond Fund	3.6%
Thrivent Short-Term Bond Fund, Class S	3.1%
Thrivent International Equity Fund, Class S	2.9%
Thrivent Core Emerging Markets Debt Fund	2.6%
U.S. Treasury Notes	2.2%
Thrivent High Yield Fund, Class S	2.1%

C000003604
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Fund
Class Name	S
Trading Symbol	TCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$28	0.56%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[28]
AssetsNet	$ 1,213,326,884
Holdings Count | Holding	1,269
Advisory Fees Paid, Amount	$ 2,513,476
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,213,326,884	1,269	25%	$2,513,476

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Registered Investment Companies	50.8%
Common Stock	12.8%
Short-Term InvestmentsFootnote Reference*	12.2%
U.S. Government & Agencies	10.8%
Mortgage-Backed Securities	9.4%
Collateralized Mortgage Obligations	2.7%
Private Equity Funds	1.3%
Commercial Mortgage-Backed Securities	0.7%
Asset-Backed Securities	0.6%
Corporate Bonds
Other Assets & Liabilities	(1.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Fund.  A complete listing of derivatives held by the Fund can be found on the Fund's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
Thrivent Large Cap Value Fund, Class S	12.0%
Thrivent Large Cap Growth Fund, Class S	7.2%
Thrivent Core Investment Grade Corporate Bond Fund	6.2%
Thrivent Income Fund, Class S	5.4%
Thrivent Core High Yield Bond Fund	3.6%
Thrivent Short-Term Bond Fund, Class S	3.1%
Thrivent International Equity Fund, Class S	2.9%
Thrivent Core Emerging Markets Debt Fund	2.6%
U.S. Treasury Notes	2.2%
Thrivent High Yield Fund, Class S	2.1%

C000003605
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Fund
Class Name	A
Trading Symbol	AMMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[29]
AssetsNet	$ 3,330,195,265
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 3,655,836
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.8%
U.S. Treasury Debt	28.7%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	17.1%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	7.1%
Investment Company	1.3%

C000003607
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Fund
Class Name	S
Trading Symbol	AALXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Money Market Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[30]
AssetsNet	$ 3,330,195,265
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 3,655,836
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.8%
U.S. Treasury Debt	28.7%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	17.1%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	7.1%
Investment Company	1.3%

C000002058
Shareholder Report [Line Items]
Fund Name	Thrivent Multisector Bond Fund
Class Name	A
Trading Symbol	AAINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[31]
AssetsNet	$ 858,234,100
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 1,846,741
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
Thrivent Core High Yield Bond Fund	18.5%
Thrivent Core Investment Grade Corporate Bond Fund	17.7%
Thrivent Core Emerging Markets Debt Fund	8.1%
U.S. Treasury Notes	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.9%
U.S. Treasury Notes	0.8%
U.S. Treasury Notes	0.7%
Table Summary
U.S. Affiliated Registered Investment Companies	44.3%
Collateralized Mortgage Obligations	15.7%
Mortgage-Backed Securities	11.8%
Asset-Backed Securities	10.1%
U.S. Government & Agencies	6.9%
Financials	2.8%
U.S. Unaffiliated Registered Investment Companies	2.0%
Commercial Mortgage-Backed Securities	1.2%
Utilities	1.1%
Technology	0.9%
Table Summary
Value	Value
ETFs/Closed-End Funds	2.0
Non-Rated	15.4
D	0.0
C	0.0
CA	0.1
CAA	1.9
B	9.7
BA	13.3
BAA	17.9
A	11.5
AA	8.8
AAA	3.6
U.S. Gov't Guaranteed	15.8
Table Summary
Value	Value
Long-Term Fixed Income	49.1%
Registered Investments Companies	44.5%
Short-Term Investments	5.1%
Preferred Stock	1.3%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000002059
Shareholder Report [Line Items]
Fund Name	Thrivent Multisector Bond Fund
Class Name	S
Trading Symbol	IIINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[32]
AssetsNet	$ 858,234,100
Holdings Count | Holding	623
Advisory Fees Paid, Amount	$ 1,846,741
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
Thrivent Core High Yield Bond Fund	18.5%
Thrivent Core Investment Grade Corporate Bond Fund	17.7%
Thrivent Core Emerging Markets Debt Fund	8.1%
U.S. Treasury Notes	2.3%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.4%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.9%
U.S. Treasury Notes	0.9%
U.S. Treasury Notes	0.8%
U.S. Treasury Notes	0.7%
Table Summary
U.S. Affiliated Registered Investment Companies	44.3%
Collateralized Mortgage Obligations	15.7%
Mortgage-Backed Securities	11.8%
Asset-Backed Securities	10.1%
U.S. Government & Agencies	6.9%
Financials	2.8%
U.S. Unaffiliated Registered Investment Companies	2.0%
Commercial Mortgage-Backed Securities	1.2%
Utilities	1.1%
Technology	0.9%
Table Summary
Value	Value
ETFs/Closed-End Funds	2.0
Non-Rated	15.4
D	0.0
C	0.0
CA	0.1
CAA	1.9
B	9.7
BA	13.3
BAA	17.9
A	11.5
AA	8.8
AAA	3.6
U.S. Gov't Guaranteed	15.8
Table Summary
Value	Value
Long-Term Fixed Income	49.1%
Registered Investments Companies	44.5%
Short-Term Investments	5.1%
Preferred Stock	1.3%
Common Stock&lt;	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000003608
Shareholder Report [Line Items]
Fund Name	Thrivent Municipal Bond Fund
Class Name	A
Trading Symbol	AAMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[33]
AssetsNet	$ 1,132,699,142
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 2,352,457
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
Transportation	22.2%
Health Care	20.5%
Education	20.1%
Tax Revenue	12.1%
Utilities	10.3%
Industrial Revenue	5.9%
Housing	2.9%
Local/State Government	2.2%
Pre-refunded	1.2%
Miscellaneous	1.2%

C000003610
Shareholder Report [Line Items]
Fund Name	Thrivent Municipal Bond Fund
Class Name	S
Trading Symbol	TMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Municipal Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[34]
AssetsNet	$ 1,132,699,142
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 2,352,457
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
Transportation	22.2%
Health Care	20.5%
Education	20.1%
Tax Revenue	12.1%
Utilities	10.3%
Industrial Revenue	5.9%
Housing	2.9%
Local/State Government	2.2%
Pre-refunded	1.2%
Miscellaneous	1.2%

C000003648
Shareholder Report [Line Items]
Fund Name	Thrivent Short-Term Bond Fund
Class Name	A
Trading Symbol	LBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[35]
AssetsNet	$ 1,138,599,909
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 1,618,655
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
U.S. Treasury Notes	2.9%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
Madison Park Funding XXXIX, Ltd.	0.5%
CarVal CLO III, Ltd.	0.5%
Morgan Stanley Residential Mortgage Loan Trust	0.5%
Palmer Square Loan Funding, Ltd.	0.4%
Palmer Square Loan Funding, Ltd.	0.4%
Table Summary
Financials	34.1%
Collateralized Mortgage Obligations	15.7%
Asset-Backed Securities	12.5%
Consumer Non-Cyclical	5.8%
Consumer Cyclical	5.7%
Technology	5.6%
Utilities	3.7%
U.S. Government & Agencies	3.4%
Energy	3.3%
Commercial Mortgage-Backed Securities	2.6%
Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.3
D	0.0
C	0.0
CA	0.0
CAA	0.1
B	0.3
BA	4.2
BAA	38.8
A	20.3
AA	8.1
AAA	12.6
U.S. Gov't Guaranteed	3.4
Table Summary
Value	Value
Long-Term Fixed Income	99.5%
Short-Term Investments	0.4%
Preferred Stock	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000003650
Shareholder Report [Line Items]
Fund Name	Thrivent Short-Term Bond Fund
Class Name	S
Trading Symbol	THLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[36]
AssetsNet	$ 1,138,599,909
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 1,618,655
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Holdings [Text Block]
Table Summary
U.S. Treasury Notes	2.9%
Avis Budget Rental Car Funding AESOP, LLC	0.6%
PPM CLO 2, Ltd.	0.5%
AMSR Trust	0.5%
Tricon Residential Trust	0.5%
Madison Park Funding XXXIX, Ltd.	0.5%
CarVal CLO III, Ltd.	0.5%
Morgan Stanley Residential Mortgage Loan Trust	0.5%
Palmer Square Loan Funding, Ltd.	0.4%
Palmer Square Loan Funding, Ltd.	0.4%
Table Summary
Financials	34.1%
Collateralized Mortgage Obligations	15.7%
Asset-Backed Securities	12.5%
Consumer Non-Cyclical	5.8%
Consumer Cyclical	5.7%
Technology	5.6%
Utilities	3.7%
U.S. Government & Agencies	3.4%
Energy	3.3%
Commercial Mortgage-Backed Securities	2.6%
Table Summary
Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.3
D	0.0
C	0.0
CA	0.0
CAA	0.1
B	0.3
BA	4.2
BAA	38.8
A	20.3
AA	8.1
AAA	12.6
U.S. Gov't Guaranteed	3.4
Table Summary
Value	Value
Long-Term Fixed Income	99.5%
Short-Term Investments	0.4%
Preferred Stock	0.1%

Credit Ratings Selection [Text Block]

Bond Quality Ratings

C000198646
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Growth Fund
Class Name	S
Trading Symbol	TSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$49	0.95%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[37]
AssetsNet	$ 76,763,605
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 327,313
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$76,763,605	95	67%	$327,313

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.8%
Short-Term Investments	2.2%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	30.9%
Information Technology	22.2%
Health Care	17.5%
Consumer Discretionary	10.0%
Financials	6.5%
Consumer Staples	3.9%
Materials	3.4%
Energy	2.2%
Utilities	1.0%
Real Estate	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
JFrog, Ltd.	2.5%
Fabrinet	2.1%
Guidewire Software, Inc.	2.1%
BWX Technologies, Inc.	1.9%
Rambus, Inc.	1.9%
SiTime Corporation	1.9%
Triumph Financial, Inc.	1.9%
RBC Bearings, Inc.	1.8%
Applied Industrial Technologies, Inc.	1.8%
Lattice Semiconductor Corporation	1.8%

C000003627
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Fund
Class Name	A
Trading Symbol	AASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class A	$53	1.00%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[38]
AssetsNet	$ 2,919,248,724
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 8,771,444
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,919,248,724	87	28%	$8,771,444

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.7%
Registered Investments Companies	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	20.4%
Information Technology	15.5%
Financials	14.8%
Consumer Discretionary	12.9%
Health Care	11.0%
Materials	6.6%
Energy	4.5%
Real Estate	3.9%
Consumer Staples	3.7%
Utilities	3.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
TTM Technologies, Inc.	3.2%
Littelfuse, Inc.	2.3%
SharkNinja, Inc.	2.1%
IES Holdings, Inc.	1.9%
Element Solutions, Inc.	1.7%
Twist Bioscience Corporation	1.6%
John B. Sanfilippo & Son, Inc.	1.6%
BWX Technologies, Inc.	1.6%
Plexus Corporation	1.6%
Terreno Realty Corporation	1.6%

C000003629
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Fund
Class Name	S
Trading Symbol	TSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Fund (the Fund) for the six months ended April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventmutualfunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Class S	$42	0.80%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[39]
AssetsNet	$ 2,919,248,724
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 8,771,444
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,919,248,724	87	28%	$8,771,444

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
Common Stock	97.5%
Short-Term Investments	1.7%
Registered Investments Companies	0.8%

Major Market Sectors (% of Net Assets)

Table Summary
Industrials	20.4%
Information Technology	15.5%
Financials	14.8%
Consumer Discretionary	12.9%
Health Care	11.0%
Materials	6.6%
Energy	4.5%
Real Estate	3.9%
Consumer Staples	3.7%
Utilities	3.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Table Summary
TTM Technologies, Inc.	3.2%
Littelfuse, Inc.	2.3%
SharkNinja, Inc.	2.1%
IES Holdings, Inc.	1.9%
Element Solutions, Inc.	1.7%
Twist Bioscience Corporation	1.6%
John B. Sanfilippo & Son, Inc.	1.6%
BWX Technologies, Inc.	1.6%
Plexus Corporation	1.6%
Terreno Realty Corporation	1.6%

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